CALVERT CONSERVATIVE ALLOCATION FUND

CALVERT MODERATE ALLOCATION FUND

CALVERT GROWTH ALLOCATION FUND

Supplement to Prospectus dated February 1, 2022 as revised April 29, 2022

1.    The following replaces “Portfolio Managers” under “Management” in each “Fund Summary”:

Justin H. Bourgette, CFA, Vice President of CRM, has managed the Fund since December 31, 2016.

Schuyler Hooper, CFA, Vice President of CRM, has managed the Fund since November 12, 2021.

2.    The following replaces the sixth paragraph under “Management.” in “Management and Organization”:

The portfolio managers of each Fund are Justin H. Bourgette (since December 31, 2016) and Schuyler Hooper (since November 12, 2021). Messrs. Bourgette and Hooper are Vice Presidents of CRM and have been employees of the Eaton Vance organization for more than five years. Mr. Bourgette currently manages other funds and portfolios.

June 1, 2022	40774 6.1.22

CALVERT CONSERVATIVE ALLOCATION FUND

CALVERT MODERATE ALLOCATION FUND

CALVERT GROWTH ALLOCATION FUND

Supplement to Statement of Additional Information dated February 1, 2022

The following replaces the tables under “Portfolio Managers.” in “Investment Advisory and Administrative Services”:

	Number of All Accounts	Total Assets of All Accounts	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee
Justin H. Bourgette, CFA
Registered Investment Companies	5	$4,438.8	0	$0
Other Pooled Investment Vehicles	4	$252.6	0	$0
Other Accounts	2	$134.7	0	$0
Schuyler Hooper, CFA
Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	3	$1,203.6	0	$0
Other Accounts	0	$0	0	$0

The following table shows the dollar range of equity securities beneficially owned in a Fund by its portfolio manager(s) as of the Funds’ most recent fiscal year ended September 30, 2021 and in the Calvert family of funds as of December 31, 2021.

Fund Name and Portfolio Managers	Dollar Range of Equity Securities Beneficially Owned in the Fund	Aggregate Dollar Range of Equity Securities Beneficially Owned in the Calvert Family of Funds
Conservative Allocation Fund
Justin H. Bourgette, CFA	None	$50,001 - $100,000
Schuyler Hooper, CFA	None	$10,001 - $50,000
Moderate Allocation Fund
Justin H. Bourgette, CFA	None	$50,001 - $100,000
Schuyler Hooper, CFA	None	$10,001 - $50,000
Growth Allocation Fund
Justin H. Bourgette, CFA	$50,001 - $100,000	$50,001 - $100,000
Schuyler Hooper, CFA	$1 - $10,000	$10,001 - $50,000

June 1, 2022